Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016	Aug. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 55,491
Rental expense for operating leases	930	$ 868	$ 847
Non-cancelable capital leases, gross carrying value	371	466
Non-cancelable capital leases, accumulated amortization	164	233
Equity Method Investment, Summarized Financial Information, Liabilities and Equity	14,540	$ 14,670	$ 13,707
Hulu LLC
Commitments and Contingencies Disclosure [Line Items]
Guaranteed obligations				$ 400
Other Commitment	450
Equity Method Investment, Committed Capital Paid	341
Hulu LLC | Notes Payable, Other Payables
Commitments and Contingencies Disclosure [Line Items]
Guaranteed obligations	113
Equity Method Investment, Summarized Financial Information, Liabilities and Equity	338
Guarantee Obligations
Commitments and Contingencies Disclosure [Line Items]
Guaranteed obligations	296
Broadcast programming
Commitments and Contingencies Disclosure [Line Items]
Long-Term Receivables, net of allowance for credit losses	1,000
Mortgage Receivable
Commitments and Contingencies Disclosure [Line Items]
Long-Term Receivables, net of allowance for credit losses	$ 700
Allowance for credit losses related to long-term receivables, percentage	4.00%
Broadcast programming
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 44,613
Available Programming
Commitments and Contingencies Disclosure [Line Items]
Commitments	400
Sports Programming
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 42,500